INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Net deferred tax benefit - current
Net operating loss carryforwards	$ 938	$ 2,026
Employees benefits and compensation	5,170	4,003
Debt discount	1,253
Accruals, reserves and others	3,809	2,760
Gross deferred tax benefit - current	11,170	8,789
Valuation allowance - current	(3,354)	(2,779)
Total net current deferred tax benefit	7,816	6,010
Net deferred tax benefit - long-term
Net operating loss carryforwards	320,954	284,446
Employees benefits and compensation	2,663	4,605
Research and development	1,940	2,005
Others	1,237	1,212
Gross deferred tax assets - long-term	326,794	292,268
Valuation allowance - long-term	(293,670)	(255,899)
Total net long-term deferred tax assets	33,124	36,369
Depreciation and amortization	(30,293)	(41,255)
Deferred tax related to gain on acquisition	(66,722)
Intangible assets	(6,318)	(6,929)
Debt discount	(4,200)	(884)
Others	(869)	(912)
Total net long-term deferred tax liability	$ (75,278)	$ (13,611)